Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate			25.00%	25.00%	25.00%
Effect of the tax benefits on basic earnings per share			$ 0.14	$ 0.15	$ 0.13
Maximum percentage of tax reduction from tax holidays			100.00%	100.00%	100.00%
Income tax holiday expiration date			Dec. 31, 2028
Income tax benefit (expense)	$ 20		$ 156	$ 96	$ 143
Legal inflationary index			(0.18%)
Deferred tax benefit (expense) recorded as component of other comprehensive income (loss)			$ 6	7
Cumulative amount of distributable earnings		$ 2,863	3,628	2,863
Unrecognized tax benefits		20	21	20
Reversal of uncertain tax positions		310
Accrued interest and penalties related to uncertain tax positions		$ 1		1		$ 1	$ 1	$ 27
Interest and penalties of unrecognized tax benefits			$ 6	$ 5
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year			1997
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year			2019
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions			$ 1		$ 1